Loans Receivable and Allowance for Loan Losses - Summarizes impaired loans (Details 7) (Loans receivable, USD $) In Thousands, unless otherwise specified	12 Months Ended										3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Residential Real Estate	Dec. 31, 2011 Residential Real Estate	Dec. 31, 2012 Commercial Real Estate	Dec. 31, 2011 Commercial Real Estate	Dec. 31, 2011 Construction	Dec. 31, 2011 Home equity	Dec. 31, 2012 Commercial business	Dec. 31, 2011 Commercial business	Mar. 31, 2014 Originated	Mar. 31, 2013 Originated	Dec. 31, 2013 Originated	Mar. 31, 2014 Originated Residential Real Estate	Mar. 31, 2013 Originated Residential Real Estate	Dec. 31, 2013 Originated Residential Real Estate	Mar. 31, 2014 Originated Commercial Real Estate	Mar. 31, 2013 Originated Commercial Real Estate	Dec. 31, 2013 Originated Commercial Real Estate	Mar. 31, 2014 Originated Home equity	Mar. 31, 2013 Originated Home equity	Dec. 31, 2013 Originated Home equity	Mar. 31, 2014 Originated Commercial business	Mar. 31, 2013 Originated Commercial business	Dec. 31, 2013 Originated Commercial business	Mar. 31, 2014 Acquired	Mar. 31, 2013 Acquired	Dec. 31, 2013 Acquired
Impaired loans without a valuation allowance:
Impaired loans without a valuation allowance, Carrying Amount		$ 600	$ 2,137			$ 307		$ 90		$ 203
Impaired loans without a valuation allowance, Unpaid Principal Balance		600	2,137			307		90		203
Impaired loans without a valuation allowance, Average Recorded Investment		606	2,273			310		90		206
Impaired loans without a valuation allowance, Interest Income Recognized		32	47			16		1		15
Impaired loans with a valuation allowance:
Impaired loans with a valuation allowance, Carrying Amount	2,011	5,898		2,166	1,817	2,500	1,175		194	57	3,682		3,723	1,848		1,867	1,117		1,117	96		97	621		642
Impaired loans with a valuation allowance, Unpaid Principal Balance	2,011	6,280		2,166	1,817	2,500	1,557		194	57	3,704		3,736	1,870		1,880	1,117		1,117	96		97	621		642
Impaired loans with a valuation allowance, Associated Allowance	258	663		275	249	222	164		9	2	144		145	72		73	56		56	4		4	12		12
Impaired loans with a valuation allowance, Average Recorded Investment	2,659	5,999		2,166	2,461	2,520	1,248		198	65	3,697	4,645	3,924	1,856	1,903	1,896	1,117	1,593	1,127	96	246	221	628	903	680
Impaired loans with a valuation allowance, Interest Income Recognized	58	240		58	44	178			14	4	16	30	136	7	15	36			56	1	2	7	8	13	37
Total impaired loans
Total impaired loans, Carrying Amount	4,148	6,498									3,682		3,723
Total impaired loans, Unpaid Principal Balance	4,148	6,880									3,704		3,736
Total impaired loans, Associated Allowance	258	663									144		145
Total impaired loans, Average Recorded Investment	4,932	6,605									3,697	4,645	3,924
Total impaired loans, Interest Income Recognized	$ 105	$ 272									$ 16	$ 30	$ 136